Provision for Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of the provision for income taxes

The provision for income taxes and related effective tax rates for the three and nine months ended September 29, 2013 and September 23, 2012, respectively, were as follows:

	Three months ended		Nine months ended
Provision for Income Taxes	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Current	$388	$906	$1,882	$1,064
Deferred	24,273	4,653	33,226	2,637

Total	$24,661	$5,559	$35,108	$3,701

Effective tax rate	37.7%	36.0%	51.1%	29.5%

The components of the provision (benefit) for income taxes are as follows:

Provision (benefit) for income taxes	Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Current
Federal	$(635)	$(1,186)	$215
State	1,940	2,339	2,065
Non-U.S.	467	426	737

	1,772	1,579	3,017

Deferred
Federal	28,433	23,911	9,318
State	2,520	(3,377)	(4,936)
Non-U.S.	(24)	(10)	—

	30,929	20,524	4,382

Provision (benefit) for income taxes	$32,701	$22,103	$7,399

Earnings (loss) before income taxes
United States	83,677	$(26,558)	$27,253
Non-U.S.	1,543	1,747	2,183

Total	$85,220	$(24,811)	$29,436

The effective tax rate differs from the federal statutory income tax rate as explained below:

Effective Income Tax Rate	Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes (net of federal benefit)	3.4%	8.4%	(3.7)%
Tax effect resulting from international activities	0.4%	(0.5)%	1.8%
Change in deferred tax valuation allowance	—%	(8.0)%	—%
Non-deductible expenses	0.8%	(1.5)%	6.8%
Goodwill and other long-lived intangibles impairment	—	(141.4)%	—
Tax credits	0.2%	1.2%	(2.0)%
Uncertain tax positions	(1.5)%	15.9%	2.6%
Out of period adjustment	—	—%	(14.4)%
Other	0.1%	1.8%	(1.0)%

Effective income tax rate	38.4%	(89.1)%	25.1%

Schedule of deferred tax assets and liabilities

Deferred Tax Assets and Liabilities
	December 30, 2012	December 25, 2011
Accrued liabilities	$18,298	$11,468
Inventories	12,173	15,447
Benefits and compensation	18,645	19,135
Hedges	1,362	3,933
Assets held for sale	3,738	—
Net operating loss carryforwards	326,667	338,718
Federal & state tax credits	10,529	12,101
Postretirement benefits	37,881	33,160
Alternative minimum tax	1,901	1,901
Other	2,815	1,398

Subtotal	434,009	437,261
Valuation allowance	(13,354)	(14,202)

Total net deferred tax assets	420,655	423,059

Other intangible assets	(697,043)	(677,393)
Partnership interest	(8,902)	(8,885)
Plant assets	(82,992)	(80,767)
Unremitted earnings	(2,560)	(2,240)
Other	(1,488)	(631)

Total deferred tax liabilities	(792,985)	(769,916)

Net deferred tax asset (liability)	$(372,330)	$(346,857)

Amounts recognized in the Consolidated Balance Sheets
Current net deferred tax assets	99,199	$71,109
Long-term net deferred tax liability	(471,529)	(417,966)

Net deferred tax liability	$(372,330)	$(346,857)

Summary of Valuation Allowance

Following are the changes in the deferred tax valuation allowance:

	Beginning Balance	Additions	Acquisitions	Deductions	Ending Balance
Fiscal year ended December 30, 2012	$14,202	$474	$—	$(1,322)	$13,354
Fiscal year ended December 25, 2011	8,284	6,187	—	(269)	14,202
Fiscal year ended December 26, 2010	14,792	—	(5,721)	(787)	8,284

Schedule of Unrecognized Tax Benefits Roll Forward

A reconciliation of the beginning and ending amount of gross unrecognized tax positions is as follows:

	Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Gross unrecognized tax positions at beginning of year	$9,764	$13,515	$3,410
Increase for tax positions related to prior periods	199	646	9,722
Decrease for tax positions related to prior periods	(509)	(4,133)	—
Increase for tax positions related to the current period	679	558	630
Decrease related to settlement with tax authorities	(1,580)	(822)	(163)
Reductions due to lapse of applicable statutes of limitations	(46)	—	(84)

Gross unrecognized tax positions at end of year	$8,507	$9,764	$13,515